INTEREST-BEARING LOANS AND BORROWINGS - Long-term loans from banks, interest rate (Details)	Jun. 30, 2025
Secured loans | Minimum | EUR
INTEREST-BEARING LOANS AND BORROWINGS
Floating interest rate	4.88%
Secured loans | Maximum | EUR
INTEREST-BEARING LOANS AND BORROWINGS
Floating interest rate	5.63%
Secured loans without swap contract | Minimum | USD
INTEREST-BEARING LOANS AND BORROWINGS
Floating interest rate	7.18%
Secured loans without swap contract | Maximum | USD
INTEREST-BEARING LOANS AND BORROWINGS
Floating interest rate	9.09%
Secured loans with floating interest rate swapped for fixed interest rate (also fixed transaction rate) under swap contracts | Minimum | USD
INTEREST-BEARING LOANS AND BORROWINGS
Fixed interest rate	4.10%
Secured loans with floating interest rate swapped for fixed interest rate (also fixed transaction rate) under swap contracts | Maximum | USD
INTEREST-BEARING LOANS AND BORROWINGS
Fixed interest rate	6.58%